Commitments and Contingencies - Maturity of Operating Lease Liabilities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Undiscounted cash flows
2021	$ 2.0
2022	2.0
2023	1.8
2024	1.8
2025	1.8
Thereafter	11.2
Total future minimum lease payments	20.6
Less: Imputed interest	(4.4)
Total	$ 16.2